Long-Term Debt - Credit Facilities And Senior Notes (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended
	May 18, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 15, 2014
Debt Instruments
Weighted average interest rate		6.30%	4.90%
Total interest incurred on long-term debt		$ 22,836	$ 17,853
$250.0 Million Senior Unsecured Notes due 2019
Debt Instruments
Principal amount				$ 250,000
Debt Instrument, Maturity Date		Oct. 30, 2019
Senior notes, terms		The Notes bear interest from the date of the original issue until maturity at a rate of 6.25% per year, payable quarterly in arrears on January 30, April 30, July 30 and October 30 of each year.
Senior notes interest rate		6.25%
$480 Term Loan B
Debt Instruments
Principal amount	$ 480,000
Line of credit facility, frequency of payments		quarterly
Debt Instrument, Maturity Date		May 18, 2023
Debt instrument, description of variable rate basis	LIBOR
Debt instrument, payment percentage		0.25%
Debt Proceeds used to repay previous indebtedness		The net proceeds of the Term Loan B were used to refinance and repay in full the indebtedness outstanding under the Partnership’s existing $340 million senior secured revolving credit facility and the $200 million term loan facility and to pay transaction fees and expenses.